Commitments and Contingencies - Schedule of Future Minimum Rental Payments Required under Operating Leases (Detail)	Dec. 31, 2018 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	$ 320
2020	143
2021	97
2022	34
2023 & thereafter	0
Total	$ 594